Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, net
Schedule of property and equipment

	December 31,	December 31,
	2022	2023
	RMB’000	RMB’000
Electronic equipment and computers	5,312	6,218
Office furniture and equipment	2,943	4,723
Leasehold improvement	5,032	8,783
Total	13,287	19,724
Less: accumulated depreciation	(10,859)	(12,358)
Less: impairment	—	—
Property and equipment, net	2,428	7,366